M. Share-Based Compensation (Details-Options Granted) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Weighted average fair value of options granted	1,099,000	88,000	124,000
Weighted average fair value	$ 4.9986	$ 4.9260	$ 0.3930